Reconciliation of Financial Statement to Form 5500 (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliations of Net Assets Available for Benefits [Abstract]
Net assets available for benefits	$ 2,182,543	$ 1,982,693
Adjustment from contract value to fair value	(2,164)	(4,806)
Net assets available for benefits per the Form 5500	2,180,379	$ 1,977,887
Reconciliation of Change in Net Assets Available for Benefits [Abstract]
Net increase in net assets available for benefits before net transfers per the financial statements	199,651
Less: Adjustment from contract value to fair value, beginning of period	(4,806)
Add: Adjustment from contract value to fair value, end of period	(2,164)
Net increase in net assets available for benefits per the Form 5500	$ 202,293